Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014	Jun. 30, 2013	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Revenues:
Advertising	$ 95,837,000	$ 79,220,000	$ 178,460,000	$ 150,559,000	$ 63,340,000	$ 265,078,000	$ 330,881,000	$ 357,134,000
Circulation	46,102,000	33,047,000	90,471,000	65,513,000	29,525,000	118,810,000	131,576,000	131,879,000
Commercial printing and other	16,494,000	7,331,000	31,535,000	14,107,000	10,366,000	29,402,000	26,097,000	25,657,000
Total revenues	158,433,000	119,598,000	300,466,000	230,179,000	103,231,000	413,290,000	488,554,000	514,670,000
Operating costs and expenses:
Operating costs	87,615,000	64,978,000	172,470,000	129,998,000	56,614,000	232,066,000	268,222,000	281,884,000
Selling, general, and administrative	52,235,000	41,156,000	102,251,000	78,722,000	28,749,000	136,832,000	145,020,000	146,295,000
Depreciation and amortization	10,109,000	9,791,000	19,918,000	19,636,000	6,588,000	33,409,000	39,888,000	42,426,000
Integration and reorganization costs	412,000	741,000	837,000	958,000	1,758,000	1,577,000	4,393,000	5,884,000
Impairment of long-lived assets						91,599,000		1,733,000
Loss on sale of assets	688,000	649,000	687,000	1,043,000	27,000	1,163,000	1,238,000	455,000
Goodwill impairment								385,000
Operating income (loss)	7,374,000	2,283,000	4,303,000	(178,000)	9,495,000	(83,356,000)	29,793,000	35,608,000
Interest expense	3,827,000	14,456,000	7,632,000	28,886,000	1,640,000	74,358,000	57,928,000	58,309,000
Amortization of deferred financing costs	333,000	261,000	758,000	522,000	171,000	842,000	1,255,000	1,360,000
Loss on early extinguishment of debt	9,047,000		9,047,000
Loss (gain) on derivative instruments	76,000	5,000	51,000	9,000		14,000	(1,635,000)	(913,000)
Other (income) expense	(159,000)	737,000	(158,000)	1,008,000	(13,000)	1,004,000	(85,000)	(395,000)
Reorganization items, net						(947,617,000)
Income (loss) from continuing operations before income taxes	(5,750,000)	(13,176,000)	(13,027,000)	(30,603,000)	7,697,000	788,043,000	(27,670,000)	(22,753,000)
Income tax benefit	(2,481,000)		(3,067,000)		491,000	(197,000)	(207,000)	(1,803,000)
Income (loss) from continuing operations	(3,269,000)	(13,176,000)	(9,960,000)	(30,603,000)	7,206,000	788,240,000	(27,463,000)	(20,950,000)
Loss from discontinued operations, net of income taxes		(946,000)		(1,034,000)	0	(1,034,000)	(2,340,000)	(699,000)
Net income (loss)	(3,269,000)	(14,122,000)	(9,960,000)	(31,637,000)	7,206,000	787,206,000	(29,803,000)	(21,649,000)
Net loss attributable to noncontrolling interest						208,000
Net income (loss) attributable to New Media			(9,960,000)		7,206,000	787,414,000	(29,803,000)	(21,649,000)
Income (loss) per share: Basic and Diluted:
Income (loss) from continuing operations attributable to New Media	$ (0.11)	$ (0.23)	$ (0.33)	$ (0.53)	$ 0.24	$ 13.58	$ (0.47)	$ (0.36)
Loss from discontinued operations, net of income taxes		$ (0.01)		$ (0.01)		$ (0.02)	$ (0.04)	$ (0.01)
Net income (loss) attributable to New Media	$ (0.11)	$ (0.24)	$ (0.33)	$ (0.54)	$ 0.24	$ 13.56	$ (0.51)	$ (0.37)
Derivative instrument items:
Gain on derivative instruments, net of income taxes of $0						19,339,000	4,364,000	11,052,000
Reclassification of accumulated other comprehensive loss related to derivative instruments, net of income taxes of $0						26,313,000
Total derivative items, net of income taxes of $0						45,652,000	4,364,000	11,052,000
Basic weighted average shares outstanding	30,000,000	58,076,193	30,000,000	58,063,901	30,000,000	58,069,272	58,041,907	57,949,815
Pension and other postretirement benefit items:
Net actuarial gain (loss)					458,000	69,000	(2,530,000)	(2,663,000)
Amortization of net actuarial loss							383,000	83,000
Amortization of prior service credit							(457,000)	(457,000)
Other adjustment							(43,000)	240,000
Total pension and other postretirement benefit items, net of income taxes of $0					458,000	69,000	(2,647,000)	(2,797,000)
Diluted weighted average shares outstanding	30,000,000	58,076,193	30,000,000	58,063,901	30,000,000	58,069,272	58,041,907	57,949,815
Other comprehensive income, net of tax					458,000	45,721,000	1,717,000	8,255,000
Comprehensive income (loss)	(3,269,000)	(7,126,000)	(9,960,000)	(16,923,000)	7,664,000	832,927,000	(28,086,000)	(13,394,000)
Comprehensive loss attributable to noncontrolling interest						(208,000)
Comprehensive income (loss) attributable to New Media					$ 7,664,000	$ 833,135,000	$ (28,086,000)	$ (13,394,000)